Chapter 11 Emergence - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	Feb. 05, 2021 USD ($) MEMBER $ / shares shares	Dec. 31, 2021 $ / shares	Feb. 18, 2021 shares	Dec. 31, 2020 $ / shares
Debt Instrument [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.00001		$ 0.01
Noble Finance Company [Member]
Debt Instrument [Line Items]
Plan of reorganization, number of the Successor's board of directors members | MEMBER	5
Common stock, par value (in usd per share) | $ / shares		0.10		$ 0.10
Plan of reorganization, Management Incentive Plan, number of shares authorized and reserved			7.7
Noble Finance Company [Member] | Secured notes | 11.000% Second Lien Notes due February 2028
Debt Instrument [Line Items]
Long-term debt | $	$ 216.0
Noble Finance Company [Member] | Line of Credit | Exit Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $	675.0
Noble Finance Company [Member] | Line of Credit | Exit Credit Agreement | Letters of credit
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $	$ 67.5
Noble Finance Company [Member] | Holders Of Guaranteed Notes | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred	31.7
Common stock, par value (in usd per share) | $ / shares	$ 0.00001
Noble Finance Company [Member] | Holders Of Legacy Notes | Tranche 1 Warrants
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred	8.3
Plan of reorganization, warrants term	7 years
Exercise price of warrants (in usd per share) | $ / shares	$ 19.27	19.27
Noble Finance Company [Member] | Holders Of Legacy Notes | Tranche 2 Warrants
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred	8.3
Plan of reorganization, warrants term	7 years
Exercise price of warrants (in usd per share) | $ / shares	$ 23.13	23.13
Noble Finance Company [Member] | Holders Of Legacy Notes | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred	2.1
Noble Finance Company [Member] | Participants In The Rights Offering | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued	7.7
Plan of reorganization, shares issued, subscription price | $	$ 200.0
Noble Finance Company [Member] | Backstop Parties As Holdback Securities | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued	5.6
Noble Finance Company [Member] | Backstop Parties Unsubscribed Securities | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued	1.7
Noble Finance Company [Member] | Backstop Parties Backstop Premiums Payment | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued	1.2
Noble Finance Company [Member] | Holders Of Legacy Nobles Ordinary Shares | Tranche 3 Warrants
Debt Instrument [Line Items]
Plan of reorganization, warrants term	5 years
Exercise price of warrants (in usd per share) | $ / shares	$ 124.40	$ 124.40
Plan of reorganization, number of shares issued	2.8
Noble Finance Company [Member] | Backstop Parties | Penny Warrants
Debt Instrument [Line Items]
Exercise price of warrants (in usd per share) | $ / shares	$ 0.01
Number of securities called by warrants (in shares)	6.5
Noble Finance Company [Member] | Backstop Parties | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares exchanged	6.5